Basis of Presentation (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity	€ 74,520	€ 94,528	€ 109,166	€ 119,097